Restricted net assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Restricted net assets
Percentage of after tax net income transferred to statutory general reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Funds available for distribution	$ 0
Minimum percentage requirement of restricted assets	25.00%